Condensed Consolidated Statements of Cash Flows (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Cash flows from operating activities
Net cash used in operating activities	$ (3,947)	¥ (26,771)	¥ (35,149)
Cash flows from investing activities:
Purchase of short-term and long-term investments	(53,149)	(360,620)	(546,904)
Proceeds from disposal of short-term investments	69,806	473,641	529,000
Purchase of cryptocurrency			(12,719)
Proceeds from sale/exchange of cryptocurrencies	370	2,509	16,342
Purchase of property, equipment and software	(392)	(2,662)	(2,188)
Proceeds from sale of long-term investment	61	412
Proceeds from disposal of intangible assets to a related party	417	2,830
Purchase of intangible assets	(38)	(260)
Net cash provided by/(used in) investing activities	17,075	115,850	(16,469)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			6,041
Net cash provided by financing activities			6,041
Effect of exchange rate changes on cash and cash equivalent	(594)	(4,031)	(395)
Net decrease in cash and cash equivalents	12,534	85,048	(45,972)
Cash and cash equivalents, at the beginning of year	32,669	221,661	322,252
Cash and cash equivalents at the end of year	45,203	306,709	276,280
Supplemental disclosure of cash flow information:
Cash paid for income taxes	2	14	1,267
Supplemental disclosure of non-cash investing and financing activities:
USDT paid to purchase ETH	$ 512	¥ 3,473	¥ 31,056